Distribution Date:	09/16/22	JPMBB Commercial Mortgage Securities Trust 2013-C15
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	17		Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46640NAA6	1.232600%	63,681,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46640NAB4	2.976800%	285,321,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2FL	46640NBA5	3.029710%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2FX	46640NAZ1	2.976800%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46640NAC2	3.697500%	21,444,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46640NAD0	4.096000%	110,000,000.00	58,703,159.25	0.00	200,373.45	0.00	0.00	200,373.45	58,703,159.25	56.23%	30.00%
A-5	46640NAE8	4.131000%	206,902,000.00	206,902,000.00	0.00	712,260.13	0.00	0.00	712,260.13	206,902,000.00	56.23%	30.00%
A-SB	46640NAF5	3.659100%	67,687,000.00	14,035,955.04	1,078,514.92	42,799.14	0.00	0.00	1,121,314.06	12,957,440.12	56.23%	30.00%
A-S	46640NAJ7	4.419600%	93,942,000.00	93,942,000.00	0.00	345,988.39	0.00	0.00	345,988.39	93,942,000.00	41.47%	22.12%
B	46640NAK4	4.926700%	76,047,000.00	76,047,000.00	0.00	312,217.30	0.00	0.00	312,217.30	76,047,000.00	29.52%	15.75%
C	46640NAL2	5.357079%	44,734,000.00	44,734,000.00	0.00	199,702.96	0.00	0.00	199,702.96	44,734,000.00	22.49%	12.00%
D	46640NAP3	5.357079%	59,646,000.00	59,646,000.00	0.00	266,273.59	0.00	0.00	266,273.59	59,646,000.00	13.12%	7.00%
E	46640NAR9	3.500000%	23,858,000.00	23,858,000.00	0.00	69,585.83	0.00	0.00	69,585.83	23,858,000.00	9.37%	5.00%
F	46640NAT5	3.585000%	11,929,000.00	11,929,000.00	0.00	35,637.89	0.00	0.00	35,637.89	11,929,000.00	7.49%	4.00%
NR	46640NAV0	3.585000%	47,716,349.00	47,684,063.48	0.00	116,777.50	0.00	(157.30)	116,777.50	47,684,220.78	0.00%	0.00%
R	46640NAX6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,192,907,349.00	637,481,177.77	1,078,514.92	2,301,616.18	0.00	(157.30)	3,380,131.10	636,402,820.15

X-A	46640NAG3	1.176736%	928,977,000.00	373,583,114.29	0.00	366,340.66	0.00	0.00	366,340.66	372,504,599.37
X-B	46640NAH1	0.430379%	76,047,000.00	76,047,000.00	0.00	27,274.17	0.00	0.00	27,274.17	76,047,000.00
X-C	46640NAM0	1.796374%	83,503,349.00	83,471,063.48	0.00	124,954.35	0.00	0.00	124,954.35	83,471,220.78
Notional SubTotal			1,088,527,349.00	533,101,177.77	0.00	518,569.18	0.00	0.00	518,569.18	532,022,820.15

Deal Distribution Total					1,078,514.92	2,820,185.36	0.00	(157.30)	3,898,700.28

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46640NAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46640NAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2FL	46640NBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2FX	46640NAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46640NAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46640NAD0	533.66508409	0.00000000	1.82157682	0.00000000	0.00000000	0.00000000	0.00000000	1.82157682	533.66508409
A-5	46640NAE8	1,000.00000000	0.00000000	3.44249998	0.00000000	0.00000000	0.00000000	0.00000000	3.44249998	1,000.00000000
A-SB	46640NAF5	207.36559517	15.93385613	0.63230960	0.00000000	0.00000000	0.00000000	0.00000000	16.56616573	191.43173903
A-S	46640NAJ7	1,000.00000000	0.00000000	3.68300004	0.00000000	0.00000000	0.00000000	0.00000000	3.68300004	1,000.00000000
B	46640NAK4	1,000.00000000	0.00000000	4.10558339	0.00000000	0.00000000	0.00000000	0.00000000	4.10558339	1,000.00000000
C	46640NAL2	1,000.00000000	0.00000000	4.46423213	0.00000000	0.00000000	0.00000000	0.00000000	4.46423213	1,000.00000000
D	46640NAP3	1,000.00000000	0.00000000	4.46423214	0.00000000	0.00000000	0.00000000	0.00000000	4.46423214	1,000.00000000
E	46640NAR9	1,000.00000000	0.00000000	2.91666653	0.00000000	0.00000000	0.00000000	0.00000000	2.91666653	1,000.00000000
F	46640NAT5	1,000.00000000	0.00000000	2.98750021	0.00000000	0.00000000	0.00000000	0.00000000	2.98750021	1,000.00000000
NR	46640NAV0	999.32338662	0.00000000	2.44732681	0.53815182	16.54954951	0.00000000	(0.00329656)	2.44732681	999.32668319
R	46640NAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46640NAG3	402.14463253	0.00000000	0.39434847	0.00000000	0.00000000	0.00000000	0.00000000	0.39434847	400.98366200
X-B	46640NAH1	1,000.00000000	0.00000000	0.35864886	0.00000000	0.00000000	0.00000000	0.00000000	0.35864886	1,000.00000000
X-C	46640NAM0	999.61336257	0.00000000	1.49639926	0.00000000	0.00000000	0.00000000	0.00000000	1.49639926	999.61524633

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/22 - 08/30/22	30	0.00	200,373.45	0.00	200,373.45	0.00	0.00	0.00	200,373.45	0.00
A-5	08/01/22 - 08/30/22	30	0.00	712,260.14	0.00	712,260.14	0.00	0.00	0.00	712,260.13	0.00
A-SB	08/01/22 - 08/30/22	30	0.00	42,799.14	0.00	42,799.14	0.00	0.00	0.00	42,799.14	0.00
X-A	08/01/22 - 08/30/22	30	0.00	366,340.66	0.00	366,340.66	0.00	0.00	0.00	366,340.66	0.00
X-B	08/01/22 - 08/30/22	30	0.00	27,274.17	0.00	27,274.17	0.00	0.00	0.00	27,274.17	0.00
X-C	08/01/22 - 08/30/22	30	0.00	124,954.35	0.00	124,954.35	0.00	0.00	0.00	124,954.35	0.00
A-S	08/01/22 - 08/30/22	30	0.00	345,988.39	0.00	345,988.39	0.00	0.00	0.00	345,988.39	0.00
B	08/01/22 - 08/30/22	30	0.00	312,217.30	0.00	312,217.30	0.00	0.00	0.00	312,217.30	0.00
C	08/01/22 - 08/30/22	30	0.00	199,702.96	0.00	199,702.96	0.00	0.00	0.00	199,702.96	0.00
D	08/01/22 - 08/30/22	30	0.00	266,273.59	0.00	266,273.59	0.00	0.00	0.00	266,273.59	0.00
E	08/01/22 - 08/30/22	30	0.00	69,585.83	0.00	69,585.83	0.00	0.00	0.00	69,585.83	0.00
F	08/01/22 - 08/30/22	30	0.00	35,637.89	0.00	35,637.89	0.00	0.00	0.00	35,637.89	0.00
NR	08/01/22 - 08/30/22	30	764,005.44	142,456.14	0.00	142,456.14	25,678.64	0.00	0.00	116,777.50	789,684.08
Totals			764,005.44	2,845,864.01	0.00	2,845,864.01	25,678.64	0.00	0.00	2,820,185.36	789,684.08

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,898,700.28
Current Period 1-Month LIBOR %	2.379710
Next Period 1-Month LIBOR %	2.939140
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,856,536.22	Master Servicing Fee	7,241.34
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,855.42
Interest Adjustments	0.00	Trustee Fee	230.56
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	274.47
ARD Interest	0.00	Senior Trust Advisor Fee	1,070.44
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,856,536.22	Total Fees	10,672.23

Principal		Expenses/Reimbursements
Scheduled Principal	1,078,357.59	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	18,678.64
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	157.30	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,078,514.89	Total Expenses/Reimbursements	25,678.64

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,820,185.36
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,078,514.92
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,898,700.28
Total Funds Collected	3,935,051.11	Total Funds Distributed	3,935,051.15

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	637,481,177.77	637,481,177.77	Beginning Certificate Balance	637,481,177.77
(-) Scheduled Principal Collections	1,078,357.59	1,078,357.59	(-) Principal Distributions	1,078,514.92
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(157.30)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(157.30)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(157.30)	(157.30)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.03	0.03	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	636,402,820.15	636,402,820.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	637,826,118.27	637,826,118.27	Ending Certificate Balance	636,402,820.15
Ending Actual Collateral Balance	636,813,915.66	636,813,915.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	134,975,288.41	21.21%	11	5.3148	NAP	Defeased	17	134,975,288.41	21.21%	11	5.3148	NAP
	$9,999,999 or less	20	100,663,460.43	15.82%	12	5.4602	1.463936	1.30 or less	11	299,966,789.87	47.13%	12	5.1024	1.083298
$10,000,000 to $24,999,999		5	56,834,427.00	8.93%	12	5.3926	1.642833	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
$25,000,000 to $49,999,999		4	140,290,024.61	22.04%	13	5.2270	1.463350	1.41 to 1.50	2	12,499,457.70	1.96%	13	5.3992	1.425246
$50,000,000 to $99,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	3,478,241.98	0.55%	13	5.7200	1.521800
$100,000,000 or Greater		2	203,639,619.70	32.00%	12	4.9338	1.197227	1.61 to 1.75	8	115,635,226.14	18.17%	13	5.2512	1.655778
	Totals	48	636,402,820.15	100.00%	12	5.2035	1.407095	1.76 to 2.00	3	16,492,650.47	2.59%	13	5.4793	1.836242
								2.01 to 2.25	4	40,171,503.55	6.31%	13	5.1188	2.153240
								2.26 or Greater	2	13,183,662.03	2.07%	13	5.5348	2.542517
								Totals	48	636,402,820.15	100.00%	12	5.2035	1.407095
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	20	134,975,288.41	21.21%	11	5.3148	NAP
							Defeased	20	134,975,288.41	21.21%	11	5.3148	NAP
Alabama	4	2,412,112.99	0.38%	13	4.8905	1.792200
							Lodging	6	42,629,511.30	6.70%	13	5.4553	1.645772
Arizona	3	18,503,503.32	2.91%	11	5.5733	1.774814
							Mixed Use	2	11,206,308.13	1.76%	11	5.4150	0.770763
California	5	37,480,261.01	5.89%	13	5.4859	1.537375
							Multi-Family	5	17,812,126.41	2.80%	13	5.5167	2.306414
Georgia	4	15,001,461.71	2.36%	13	5.5111	1.697607
							Office	10	232,511,344.59	36.54%	13	4.9532	1.265598
Illinois	3	4,628,464.38	0.73%	13	5.4650	1.633900
							Other	1	894,090.66	0.14%	13	5.3600	0.790100
Michigan	10	54,097,094.98	8.50%	13	5.3630	1.648681
							Retail	31	196,374,150.65	30.86%	12	5.3274	1.400289
Missouri	7	52,907,448.10	8.31%	13	5.3975	0.700891
							Totals	75	636,402,820.15	100.00%	12	5.2035	1.407095
Nevada	2	107,117,861.68	16.83%	12	5.2653	1.296946

New York	4	69,052,644.16	10.85%	13	5.0702	1.852896

Ohio	4	9,819,045.66	1.54%	13	5.7650	1.241200

Tennessee	1	11,500,000.00	1.81%	13	4.9870	1.617900

Texas	1	472,301.84	0.07%	13	4.8905	1.792200

Virginia	2	10,900,921.82	1.71%	13	5.3360	1.552213

Washington, DC	1	100,000,000.00	15.71%	12	4.6060	1.101700

Wisconsin	4	7,534,410.08	1.18%	12	5.4133	1.346129

Totals	75	636,402,820.15	100.00%	12	5.2035	1.407095

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	134,975,288.41	21.21%	11	5.3148	NAP	Defeased	17	134,975,288.41	21.21%	11	5.3148	NAP
	4.30000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.50000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% to 4.70000%	1	100,000,000.00	15.71%	12	4.6060	1.101700	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.70001% to 4.90000%	1	6,148,357.94	0.97%	13	4.8905	1.792200	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.90001% to 5.10000%	5	86,240,593.25	13.55%	13	5.0445	1.834201	49 months or greater	31	501,427,531.74	78.79%	12	5.1735	1.375734
	5.10001% to 5.30000%	3	109,935,355.45	17.27%	12	5.2506	1.299911	Totals	48	636,402,820.15	100.00%	12	5.2035	1.407095
	5.30001% to 5.50000%	11	134,810,796.93	21.18%	13	5.3939	1.368181
	5.50001 or Greater	10	64,292,428.17	10.10%	12	5.6622	1.292646
	Totals	48	636,402,820.15	100.00%	12	5.2035	1.407095
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	134,975,288.41	21.21%	11	5.3148	NAP	Defeased	17	134,975,288.41	21.21%	11	5.3148	NAP
	60 months or less	31	501,427,531.74	78.79%	12	5.1735	1.375734	Interest Only	2	111,500,000.00	17.52%	12	4.6453	1.154940
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	29	389,927,531.74	61.27%	12	5.3245	1.438870
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	636,402,820.15	100.00%	12	5.2035	1.407095	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	636,402,820.15	100.00%	12	5.2035	1.407095
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	17	134,975,288.41	21.21%	11	5.3148	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	496,799,067.36	78.06%	12	5.1708	1.373328
	13 to 24 months	1	4,628,464.38	0.73%	13	5.4650	1.633900
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	636,402,820.15	100.00%	12	5.2035	1.407095
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	300940002	RT	Las Vegas	NV	Actual/360	5.250%	469,162.50	138,261.57	0.00	N/A	09/06/23	--	103,777,881.30	103,639,619.70	09/06/22
3	300940003	OF	Washington	DC	Actual/360	4.606%	396,627.78	0.00	0.00	N/A	09/01/23	--	100,000,000.00	100,000,000.00	09/01/22
5	300940005	Various Kansas City		MO	Actual/360	5.360%	217,091.89	117,610.20	0.00	N/A	10/01/23	--	47,034,833.40	46,917,223.20	09/01/22
6	695100194	OF	New York	NY	Actual/360	5.050%	168,271.80	64,147.21	0.00	N/A	10/06/23	--	38,695,526.38	38,631,379.17	09/06/22
9	695100206	LO	Various	Various	Actual/360	5.425%	128,432.65	75,854.85	0.00	N/A	10/06/23	--	27,492,643.57	27,416,788.72	09/06/22
10	695100195	OF	New York	NY	Actual/360	5.050%	119,021.51	45,372.43	0.00	N/A	10/06/23	--	27,370,005.95	27,324,633.52	09/06/22
13	300940013	IN	Everett	WA	Actual/360	4.910%	74,675.17	28,935.10	0.00	N/A	10/01/23	--	17,661,824.24	17,632,889.14	09/01/22
14	883100148	MH	Shelby Township	MI	Actual/360	5.203%	72,899.95	32,152.95	0.00	N/A	09/06/23	--	16,270,999.18	16,238,846.23	09/06/22
16	883100147	MH	Shelby Township	MI	Actual/360	5.243%	65,467.22	28,471.66	0.00	N/A	09/06/23	--	14,500,562.52	14,472,090.86	09/06/22
19	883100121	RT	Avondale	AZ	Actual/360	5.509%	58,924.63	23,657.18	0.00	N/A	07/06/23	--	12,421,237.87	12,397,580.69	09/06/22
20	883100158	RT	Pittsburg	CA	Actual/360	5.489%	56,423.64	19,000.53	0.00	N/A	10/06/23	--	11,937,370.22	11,918,369.69	09/06/22
21	695100204	RT	Southfield	MI	Actual/360	5.550%	51,324.97	24,981.04	0.00	N/A	10/06/23	--	10,739,313.19	10,714,332.15	05/06/22
24	300940024	MF	Rochester Hills	MI	Actual/360	5.430%	48,264.59	17,991.83	0.00	N/A	10/01/23	--	10,322,136.30	10,304,144.47	09/01/22
25	695100201	RT	Various	OH	Actual/360	5.765%	48,854.99	22,208.10	0.00	N/A	10/06/23	--	9,841,253.76	9,819,045.66	09/06/22
26	300940026	OF	Salt Lake City	UT	Actual/360	5.098%	43,196.32	19,771.60	0.00	N/A	06/01/23	--	9,839,832.41	9,820,060.81	09/01/22
27	300940027	RT	Knoxville	TN	Actual/360	4.987%	49,385.15	0.00	0.00	N/A	10/01/23	--	11,500,000.00	11,500,000.00	09/01/22
28	300940028	OF	Macomb	MI	Actual/360	5.366%	43,531.04	18,004.09	0.00	N/A	10/06/23	--	9,420,830.32	9,402,826.23	09/06/22
29	300940029	MF	Pittsburgh	PA	Actual/360	5.560%	45,524.09	16,204.30	0.00	N/A	07/01/23	--	9,508,395.78	9,492,191.48	09/01/22
30	300940030	MF	Terre Haute	IN	Actual/360	5.260%	36,251.39	24,482.19	0.00	N/A	10/01/23	--	8,003,496.92	7,979,014.73	09/01/22
32	300940032	OF	Phoenixville	PA	Actual/360	5.631%	41,530.00	15,785.51	0.00	N/A	09/06/23	01/06/23	8,564,798.73	8,549,013.22	09/06/22
34	883100156	MF	Lewisville	TX	Actual/360	5.600%	36,863.68	14,057.13	0.00	N/A	09/06/23	--	7,644,541.22	7,630,484.09	09/06/22
36	883100159	RT	Freehold	NJ	Actual/360	5.227%	29,500.57	20,124.43	0.00	N/A	07/06/23	--	6,554,184.62	6,534,060.19	09/06/22
37	300940037	LO	North Chesterfield	VA	Actual/360	5.336%	28,397.02	18,740.89	0.00	N/A	10/01/23	--	6,180,131.46	6,161,390.57	09/01/22
38	695100192	MF	Waterford	MI	Actual/360	5.735%	30,399.62	17,971.80	0.00	N/A	09/06/23	--	6,155,672.40	6,137,700.60	09/06/22
41	883100143	OF	Madison	WI	Actual/360	5.547%	28,742.54	17,956.60	0.00	N/A	09/06/23	--	6,017,385.69	5,999,429.09	04/06/22
43	300940043	RT	Various	Various	Actual/360	4.891%	25,945.85	12,702.04	0.00	10/01/23	12/01/27	--	6,161,059.98	6,148,357.94	09/01/22
44	695100186	RT	Decatur	GA	Actual/360	5.743%	29,886.91	10,932.07	0.00	N/A	09/06/23	--	6,043,423.84	6,032,491.77	09/06/22
45	883100133	MU	Bloomfield Hills	MI	Actual/360	5.078%	25,309.60	15,341.30	0.00	N/A	08/06/23	--	5,788,065.99	5,772,724.69	09/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
46	695100190	MH	Fort Worth	TX	Actual/360	5.385%	26,764.01	11,076.14	0.00	N/A	06/06/23	--	5,771,733.15	5,760,657.01	09/06/22
47	695100196	LO	Los Angeles	CA	Actual/360	5.950%	22,237.35	28,371.28	0.00	N/A	10/06/23	--	4,340,172.04	4,311,800.76	09/06/22
48	883100144	RT	Oak Park	MI	Actual/360	5.310%	23,355.39	12,311.87	0.00	N/A	09/06/23	--	5,107,794.78	5,095,482.91	09/06/22
49	883100141	SS	Henderson	NV	Actual/360	5.259%	24,457.27	10,643.07	0.00	N/A	05/06/23	--	5,400,645.35	5,390,002.28	09/06/22
50	883100151	MU	St. Louis	MO	Actual/360	5.773%	27,060.10	9,797.09	0.00	N/A	09/06/23	--	5,443,380.53	5,433,583.44	12/06/20
51	300940051	LO	Mechanicsville	VA	Actual/360	5.336%	21,843.86	14,416.07	0.00	N/A	10/01/23	--	4,753,947.32	4,739,531.25	09/01/22
52	695100197	OF	San Clemente	CA	Actual/360	5.374%	23,784.78	9,809.75	0.00	N/A	10/06/23	--	5,139,753.79	5,129,944.04	09/06/22
53	883100160	RT	Riverside	CA	Actual/360	5.361%	22,928.22	9,499.51	0.00	N/A	10/06/23	--	4,966,670.30	4,957,170.79	09/06/22
54	883100140	RT	Various	Various	Actual/360	5.433%	21,784.58	8,931.21	0.00	N/A	05/06/23	--	4,656,400.54	4,647,469.33	09/06/22
55	695100203	MF	Chicago	IL	Actual/360	5.465%	21,822.46	8,719.67	0.00	N/A	10/06/23	--	4,637,184.05	4,628,464.38	09/06/22
56	883100153	MU	Lexington	KY	Actual/360	5.629%	19,699.53	12,013.04	0.00	N/A	09/06/23	--	4,064,109.75	4,052,096.71	09/06/22
57	883100152	RT	Various	NY	Actual/360	5.500%	14,742.77	16,212.16	0.00	N/A	09/06/23	--	3,112,843.63	3,096,631.47	09/06/22
58	300940058	RT	Carefree	AZ	Actual/360	5.520%	15,399.97	13,420.28	0.00	08/01/23	08/01/35	--	3,239,825.35	3,226,405.07	08/01/22
59	695100199	RT	Las Vegas	NV	Actual/360	5.720%	17,173.18	8,304.83	0.00	N/A	10/06/23	--	3,486,546.81	3,478,241.98	09/06/22
60	883100142	RT	Various	MI	Actual/360	5.260%	15,303.22	8,690.29	0.00	N/A	09/06/23	--	3,378,609.09	3,369,918.80	09/06/22
63	695100198	MH	Fayetteville	NC	Actual/360	5.605%	15,600.96	5,938.83	0.00	N/A	10/06/23	--	3,232,337.10	3,226,398.27	09/06/22
64	300940064	RT	Bellflower	CA	Actual/360	5.260%	13,293.32	9,050.64	0.00	N/A	09/01/23	--	2,934,867.59	2,925,816.95	09/01/22
65	883100134	RT	Commerce Township	MI	Actual/360	5.078%	13,205.01	8,004.16	0.00	N/A	08/06/23	--	3,019,860.03	3,011,855.87	09/06/22
66	300940066	MF	Glendale	AZ	Actual/360	5.910%	14,679.96	5,033.42	0.00	N/A	10/01/23	--	2,884,550.98	2,879,517.56	09/01/22
67	300940067	RT	Norfolk	VA	Actual/360	5.420%	11,493.21	7,395.68	0.00	N/A	10/01/23	--	2,462,538.35	2,455,142.67	09/01/22
Totals							2,856,536.22	1,078,357.59	0.00				637,481,177.77	636,402,820.15
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	42,649,559.00	25,159,664.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,126,150.71	4,018,200.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,931,854.69	4,119,320.00	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,791,539.35	2,497,830.87	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,595,419.35	4,643,109.64	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,053,547.09	2,339,316.86	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,751,778.46	904,988.77	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,761,011.88	813,394.81	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	947,112.31	188,187.07	01/01/22	03/31/22	--	0.00	0.00	75,785.36	303,290.88	0.00	0.00
24	2,068,797.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,308,243.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,521,187.78	539,248.41	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,151,798.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	734,896.82	673,345.82	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1,047,058.85	619,558.32	01/01/21	09/30/21	09/12/22	1,504,346.42	7,179.16	39,474.38	226,187.90	129,250.30	0.00
43	947,240.34	461,350.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	840,032.38	464,894.35	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	842,232.36	425,754.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1,024,775.54	1,337,285.70	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	822,585.00	478,540.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	(31,371.00)	0.00	--	--	07/11/22	2,335,472.99	227,891.05	25,082.09	582,773.75	65,936.19	0.00
51	1,150,180.75	967,564.94	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	290,914.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	592,925.74	160,150.32	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	549,098.84	138,421.92	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	432,258.74	216,128.88	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	496,985.98	120,900.93	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	461,402.55	255,189.37	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	341,623.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	596,387.76	287,761.62	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	708,932.00	657,183.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	91,506,159.20	52,487,290.78				3,839,819.41	235,070.21	140,341.84	1,112,252.53	195,186.49	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	3	22,147,344.68	0	0.00	1	5,433,583.44	0	0.00	0	0.00	0	0.00	5.203459%	5.175319%	12
08/17/22	0	0.00	1	10,739,313.19	2	11,460,766.22	0	0.00	1	5,443,380.53	0	0.00	0	0.00	0	0.00	5.203711%	5.179775%	13
07/15/22	1	10,764,175.41	1	6,035,256.92	1	5,453,129.15	0	0.00	1	5,453,129.15	0	0.00	0	0.00	0	0.00	5.203961%	5.180020%	14
06/17/22	2	16,844,546.59	0	0.00	1	5,463,701.38	0	0.00	1	5,463,701.38	0	0.00	0	0.00	0	0.00	5.204224%	5.180278%	15
05/17/22	1	10,815,193.41	0	0.00	1	5,473,349.49	0	0.00	1	5,473,349.49	0	0.00	0	0.00	0	0.00	5.204469%	5.180518%	16
04/18/22	1	10,841,358.14	0	0.00	1	5,483,824.91	0	0.00	1	5,483,824.91	0	0.00	0	0.00	0	0.00	5.204728%	5.183144%	17
03/17/22	1	10,865,734.99	0	0.00	1	5,493,373.47	0	0.00	1	5,493,373.47	0	0.00	0	0.00	0	0.00	5.204969%	5.183384%	18
02/17/22	1	10,895,010.87	0	0.00	1	5,505,510.31	0	0.00	2	5,505,510.31	0	0.00	0	0.00	1	7,946,305.37	5.205254%	5.183666%	19
01/18/22	1	10,919,132.53	0	0.00	2	13,685,478.31	0	0.00	2	13,685,478.31	0	0.00	0	0.00	0	0.00	5.211299%	5.186713%	20
12/17/21	1	10,943,139.45	0	0.00	2	13,717,298.91	0	0.00	2	13,717,298.91	0	0.00	0	0.00	0	0.00	5.211538%	5.186947%	21
11/18/21	0	0.00	0	0.00	2	13,751,135.04	0	0.00	2	13,751,135.04	0	0.00	0	0.00	0	0.00	5.211790%	5.187193%	22
10/18/21	1	10,992,486.24	0	0.00	2	13,782,634.90	0	0.00	2	13,782,634.90	0	0.00	0	0.00	0	0.00	5.212024%	5.187423%	23
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	695100204	05/06/22	3	3	75,785.36	303,290.88	0.00	10,815,193.42	09/02/22	13
41	883100143	04/06/22	4	6	39,474.38	226,187.90	134,067.10	6,090,216.00	05/06/22	13
50	883100151	12/06/20	20	6	25,082.09	582,773.75	439,491.81	5,639,610.85	05/08/20	7			08/09/21
58	300940058	08/01/22	0	B	0.00	0.00	0.00	3,239,825.35
Totals					140,341.84	1,112,252.53	573,558.91	25,784,845.62
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		8,549,013	8,549,013	0		0
7 - 12 Months		346,950,795	335,517,782	5,999,429		5,433,583
13 - 24 Months		271,528,249	260,813,917	10,714,332		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		9,374,763	9,374,763	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	636,402,820	614,255,475	0	0	16,713,761	5,433,583
Aug-22	637,481,178	615,281,098	0	10,739,313	6,017,386	5,443,381
Jul-22	638,554,588	616,302,027	10,764,175	6,035,257	0	5,453,129
Jun-22	639,700,806	617,392,558	16,844,547	0	0	5,463,701
May-22	640,764,035	624,475,492	10,815,193	0	0	5,473,349
Apr-22	641,900,444	625,575,261	10,841,358	0	0	5,483,825
Mar-22	642,953,584	626,594,475	10,865,735	0	0	5,493,373
Feb-22	644,237,101	627,836,580	10,895,011	0	0	5,505,510
Jan-22	653,450,052	628,845,441	10,919,133	0	0	13,685,478
Dec-21	654,510,120	629,849,682	10,943,139	0	0	13,717,299
Nov-21	655,645,483	641,894,348	0	0	0	13,751,135
Oct-21	656,695,469	631,920,348	10,992,486	0	0	13,782,635
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21	695100204	10,714,332.15	10,815,193.42	17,200,000.00	07/25/13	152,009.32	0.66400	03/31/22	10/06/23	222
41	883100143	5,999,429.09	6,090,216.00	11,500,000.00	06/07/13	517,808.07	1.23200	09/30/21	09/06/23	191
50	883100151	5,433,583.44	5,639,610.85	4,810,000.00	04/28/22	(46,765.00)	(0.18120)	12/31/21	09/06/23	251
Totals		22,147,344.68	22,545,020.27	33,510,000.00		623,052.39

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21	695100204	RT	MI	09/02/22	13
The loan is 60+days delinquent.

41	883100143	OF	WI	05/06/22	13

Loan transferred on 5/10/22 for Imminent Default. Borrower failed to make the payment due for May 2022 and a Notice of Default was sent on 5/20/22. Collateral consists of a 113,934 SF office building ("Property") located in downtown Madison,

WI. Due to potential structural issues with the parking garage, the City of Madison ordered the Property to be closed on 6/6/22. Loan was accelerated on 6/15/22. Local counsel was retained to file for foreclosure and/or receivership, if necessary. Lender is performing its due diligence on the issues at the Property and is engaged in discussions with Borrower.

50	883100151	MU	MO	05/08/20	7

REO Title Date: 8/9/2021. The Property consists of an 8-story, 48-unit mixed-use building located at 1228 Washington Avenue in St. Louis, MO. The property consists of ground level retail (two restaurant spaces with a total of 10,272 SF), second and third level office (with a total of 27K SF) and 48 apartment units on levels four through eight. The improvements were constructed in 1901 and renovated in 2002 to the current use. The improvements are situated on a 0.35-acre site. Deferred Maintenance: No major issues. Leasing Summary: Since title date no new leases or renewals have been completed. Marketing: The Property is not currently listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300940002	107,241,964.80	5.25000%	107,241,964.80	5.25000%	9	08/05/20	07/31/20	08/11/20
2	300940002	0.00	5.25000%	0.00	5.25000%	10	09/10/20	07/31/20	08/11/20
9	695100206	28,636,670.04	5.42500%	28,636,670.04	5.42500%	10	09/10/20	09/06/20	10/13/20
9	695100206	0.00	5.42500%	0.00	5.42500%	10	08/05/20	09/06/20	10/13/20
37	300940037	0.00	5.33600%	0.00	5.33600%	10	12/28/20	12/28/20	02/11/21
Totals		135,878,634.84		135,878,634.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	695100202 02/17/22	8,170,526.71	4,000,000.00	9,581,879.63	262,926.10	8,231,766.97	7,968,840.87	201,685.84	(40.70)	169,556.89	32,128.95	0.32%
40	695100193 02/15/19	6,772,141.91	7,800,000.00	9,308,100.44	1,402,124.20	9,308,100.44	7,905,976.24	0.00	198.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,942,668.62	11,800,000.00	18,889,980.07	1,665,050.30	17,539,867.41	15,874,817.11	201,685.84	157.30	169,556.89	32,128.95

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	695100202	09/16/22	0.00	0.00	32,128.95	0.00	0.00	40.70	0.00	0.00	32,128.95
		08/17/22	0.00	0.00	32,088.25	0.00	0.00	(170,056.61)	0.00	0.00
		06/17/22	0.00	0.00	202,144.86	0.00	0.00	270.21	0.00	0.00
		05/17/22	0.00	0.00	201,874.65	0.00	0.00	188.81	0.00	0.00
		02/17/22	0.00	0.00	201,685.84	0.00	0.00	201,685.84	0.00	0.00
40	695100193	09/16/22	0.00	0.00	0.00	0.00	0.00	(198.00)	0.00	0.00	0.00
		11/18/20	0.00	0.00	198.00	0.00	0.00	198.00	0.00	0.00
		02/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(157.30)	0.00	0.00	(157.30)
Cumulative Totals			0.00	0.00	32,128.95	0.00	0.00	32,128.95	0.00	0.00	32,128.95

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
41	0.00	0.00	3,500.00	0.00	0.00	7,179.16	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	3,500.00	0.00	0.00	11,499.48	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,000.00	0.00	0.00	18,678.64	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		25,678.64

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27